COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Guarantees
The carrying value of these guarantees has been recorded in Accounts payable and other and Other long-term liabilities on the Consolidated balance sheet. Information regarding the Company’s guarantees is as follows:

		2019		2018
at December 31	Term	Potential Exposure[1]	Carrying Value	Potential Exposure[1]	Carrying Value
(millions of Canadian $)

Northern Courier pipeline	to 2055	300	27	—	—
Sur de Texas	to 2020	109	—	183	1
Bruce Power	to 2021	88	—	88	—
Other jointly-owned entities	to 2059	100	10	104	11
		597	37	375	12
1
TC Energy's share of the potential estimated current or contingent exposure.